UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:  BlackRock Build America Bond Trust (BBN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America

        Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 2.9%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/35 (a)	$10,000	$10,389,200
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (a)	25,000	28,441,500

		38,830,700
California — 32.8%
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	18,730,914
Series S-3, 6.91%, 10/01/50	14,000	20,100,220
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,790	3,355,142
City of San Francisco Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	21,255	26,791,290
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	11,298,100
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	17,282,020
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,892,550
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	16,498,041
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	13,805,400
Los Angeles Department of Water & Power, RB, Build America Bonds (a):
6.17%, 7/01/40	37,500	42,165,750
7.00%, 7/01/41	17,225	20,301,041
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	14,311,320
Municipal Bonds	Par (000)	Value
California (concluded)
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	$8,500	$9,829,570
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (a)	20,000	22,520,400
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	12,715,450
San Diego County Regional Airport Authority, RB, Series B, 5.59%, 7/01/43	5,000	5,521,050
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,354,534
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	2,450	2,382,233
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39 (a)	9,035	13,537,412
7.63%, 3/01/40 (a)	8,950	13,363,603
7.60%, 11/01/40	15,000	22,703,250
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (a)	18,145	26,206,642
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	30,216,480
6.30%, 5/15/50	27,010	31,659,501

		438,541,913
Colorado — 3.8%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37 (a)	6,000	8,023,140
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	36,619,520
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,752,850

		50,395,510
Connecticut — 1.1%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	14,377,200

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 2.3%
Metropolitan Washington Airport Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	$10,750	$14,512,070
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,738,650

		31,250,720
Florida — 4.5%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	28,643,250
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,701,675
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,935,675
Village Center Community Development District, Refunding RB (b):
4.76%, 11/01/29	7,340	7,408,409
5.02%, 11/01/36	13,500	13,623,660
Village Center Community Development District Utility Revenue, Refunding RB, Little Sumter Service Area (b):
4.76%, 10/01/29	1,800	1,818,468
5.02%, 10/01/36	4,500	4,541,175

		60,672,312
Georgia — 5.5%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	28,084	35,680,160
6.66%, 4/01/57	20,665	25,965,573
7.06%, 4/01/57	10,000	11,669,200

		73,314,933
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	34,147,495
Illinois — 21.7%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	11,000	11,161,370

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40 (a)	$16,015	$18,645,784
Series A, 6.90%, 12/01/40 (a)	4,075	5,058,298
Series B, 6.90%, 12/01/40	4,900	6,082,370
City of Chicago, GO, Refunding Series B, 6.31%, 1/01/44	4,000	4,090,160
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	12,665	14,180,747
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	31,263,842
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (a)	30,110	33,796,367
6.40%, 1/01/40	1,500	1,901,175
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (a)	36,000	43,210,440
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	19,707,270
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	19,900	22,319,840
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,696,950
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	18,504,450
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,056,800
State of Illinois, GO, Build America Bonds:
6.73%, 4/01/35	6,320	6,976,901
7.35%, 7/01/35	35,855	41,392,805

		290,045,569
Indiana — 2.6%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,026,917

2	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	$22,290	$24,562,020

		34,588,937
Kentucky — 1.7%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	10,631,588
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	11,547,800

		22,179,388
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	935	963,789
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	6,376,800
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (a)	12,000	13,438,920

		19,815,720
Michigan — 1.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40 (a)	10,000	10,462,200
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,395,675
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,425	5,603,821
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,386,100

		24,847,796
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,720,160
Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	$5,000	$6,393,950

		16,114,110
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Construction Project, Series B, 6.41%, 1/01/40	5,000	6,216,200
Missouri — 1.7%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	13,466,090
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41 (a)	7,000	9,110,850

		22,576,940
Nevada — 1.2%
County of Clark Nevada, ARB, Build America Bonds (a):
Series B, 6.88%, 7/01/42	10,000	11,381,200
Series C, 6.82%, 7/01/45	2,000	2,825,080
Las Vegas Valley Water District Nevada, GO, Limited Tax, Build America Bonds, Series C, 7.01%, 6/01/39	2,265	2,481,942

		16,688,222
New Jersey — 14.6%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,943,950
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,681,950
Series A (NPFGC), 7.43%, 2/15/29	20,974	26,244,976
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	19,800	22,226,094

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	$34,000	$48,288,500
Series F, 7.41%, 1/01/40	6,790	9,943,140
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,594,120
Series C, 5.75%, 12/15/28	5,000	5,704,000
Series C, 6.10%, 12/15/28 (a)	42,500	46,922,550
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,615,010

		195,164,290
New York — 15.7%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	16,893,600
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,237,944
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	27,790,000
Series CC, 6.28%, 6/15/42 (a)	20,000	23,220,600
Series EE, 6.49%, 6/15/42	2,000	2,298,400
Series GG, 6.12%, 6/15/42	2,445	2,773,755
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	23,277,470
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,516,398
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	3,002,128
Series C, 7.34%, 11/15/39 (a)	13,245	19,865,248
Series C-1, 6.69%, 11/15/40	13,000	17,621,370
Port Authority of New York & New Jersey, RB:
182nd Series, 5.31%, 8/01/46	14,500	15,434,380
Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB (concluded):
187th Series, 4.43%, 10/15/34	$5,000	$5,109,100
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (a)	15,000	18,584,400
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,467,066

		210,091,859
Ohio — 5.5%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,664,700
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (a)	30,365	39,249,192
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34 (a)	7,000	7,959,420
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (a)	10,055	11,323,237

		73,196,549
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	4,121,040
Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	13,050	14,897,097
South Carolina — 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	13,628,200

4	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 3.9%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	$35,105	$49,052,567
Series B, 6.73%, 7/01/43	2,500	3,279,525

		52,332,092
Texas — 9.6%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,291,200
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41	19,000	21,469,050
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37 (a)	35,000	40,253,150
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40 (a)	20,000	21,128,800
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,890,700
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,948,050
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,607,650
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,279,700

		128,868,300
Utah — 3.3%
County of Utah Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,790,424
Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	$26,405	$30,500,943

		44,291,367
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	5,865	6,659,473
West Virginia — 1.3%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	21,490	18,100,812
Washington — 1.9%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,833,750
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	19,605,453

		25,439,203
Total Long-Term Investments (Cost — $1,702,260,402) — 148.2%		1,982,357,736

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	4,006,875	4,006,875
Total Short-Term Securities (Cost — $4,006,875) — 0.3%		4,006,875
Total Investments (Cost — $1,706,267,277*) — 148.5%		1,986,364,611
Liabilities in Excess of Other Assets — (48.5)%		(649,087,573)

Net Assets — 100.0%		$1,337,277,038

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,706,267,048

Gross unrealized appreciation	$283,830,782
Gross unrealized depreciation	(3,733,448)

Net unrealized appreciation	$280,097,334

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,333,851	673,024	4,006,875	$789

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAN	State Aid Notes

•	Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	1/30/14	Open	$19,278,000	$19,351,631
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	14,718,000	14,771,762
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	25,470,000	25,563,036
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	36,703,000	36,837,068
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	34,825,000	34,952,208
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	9,587,000	9,622,019
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	19,973,000	20,045,957
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	19,825,000	19,897,416
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	23,141,000	23,225,529
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	14,758,000	14,811,908
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	5,437,000	5,456,860
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	15,468,000	15,524,501
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	12,315,000	12,359,984
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	2,350,000	2,358,584
RBC Capital Markets LLC	0.50%	2/11/14	Open	16,520,000	16,580,344

6	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	Reverse repurchase agreements outstanding as of October 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.50%	4/17/14	Open	$14,334,000	$14,372,622
Barclays Capital, Inc.	0.55%	4/17/14	Open	24,131,000	24,202,522
Barclays Capital, Inc.	0.50%	5/14/14	Open	19,710,000	19,761,191
Barclays Capital, Inc.	0.50%	5/14/14	Open	26,343,000	26,405,199
Barclays Capital, Inc.	0.50%	5/14/14	Open	7,954,000	7,974,658
Barclays Capital, Inc.	0.50%	5/14/14	Open	5,074,000	5,084,782
Barclays Capital, Inc.	0.50%	5/14/14	Open	17,483,000	17,524,279
Barclays Capital, Inc.	0.50%	5/14/14	Open	12,015,000	12,046,206
Barclays Capital, Inc.	0.50%	5/14/14	Open	9,405,000	9,429,427
Barclays Capital, Inc.	0.50%	5/14/14	Open	24,188,000	24,250,822
RBC Capital Markets LLC	0.50%	5/28/14	Open	11,903,613	11,929,569
Credit Suisse Securities (USA) LLC	0.50%	8/08/14	Open	9,400,000	9,411,097
RBC Capital Markets LLC	0.50%	8/18/14	Open	7,080,000	7,087,375
RBC Capital Markets LLC	0.50%	8/28/14	Open	12,300,000	12,310,933
RBC Capital Markets LLC	0.50%	9/26/14	Open	16,895,825	16,903,569
RBC Capital Markets LLC	0.50%	10/01/14	Open	10,250,000	10,254,413
Deutsche Bank Securities, Inc.	0.50%	10/02/14	Open	24,946,000	24,956,048
Deutsche Bank Securities, Inc.	0.50%	10/02/14	Open	24,885,000	24,895,023
Deutsche Bank Securities, Inc.	0.55%	10/02/14	Open	4,505,000	4,506,996
Deutsche Bank Securities, Inc.	0.55%	10/02/14	Open	29,559,000	29,572,096
Deutsche Bank Securities, Inc.	0.55%	10/02/14	Open	36,876,000	36,892,338
RBC Capital Markets LLC	0.50%	10/28/14	Open	9,700,000	9,700,539
Credit Suisse Securities (USA) LLC	0.50%	10/29/14	Open	8,177,000	8,177,014
Credit Suisse Securities (USA) LLC	0.50%	10/29/14	Open	10,432,000	10,432,024
Credit Suisse Securities (USA) LLC	0.50%	10/29/14	Open	18,278,000	18,278,036
Credit Suisse Securities (USA) LLC	0.50%	10/29/14	Open	8,015,000	8,015,092
RBC Capital Markets LLC	0.50%	10/30/14	Open	12,127,250	12,127,419
Total				$686,334,688	$687,860,096

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(1,630)	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	USD	229,982,812	$(3,515,618)
(970)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	122,568,594	(1,079,497)
(250)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	29,857,422	(307,678)
Total						$(4,902,793)

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,982,357,736	—	$1,982,357,736
Short-Term Securities	$4,006,875	—	—	4,006,875

Total	$4,006,875	$1,982,357,736	—	$1,986,364,611

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(4,902,793)	—	—	$(4,902,793)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,578,000	—	—	$4,578,000
Liabilities:
Reverse repurchase agreements	—	$(687,860,096)	—	(687,860,096)

Total	$4,578,000	$(687,860,096)	—	$(683,282,096)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: December 23, 2014